SUMMARY OF FAIR VALUE HIERARCHY THE COMPANY’S ASSETS AND LIABILITIES THAT WERE ACCOUNTED FOR AT FAIR VALUE ON RECURRING BASIS (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Cash and marketable securities held in trust account	$ 60,198,874	$ 206,879,903
Fair Value, Inputs, Level 1 [Member] | Public Warrants [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants, liabilities	284,820	446,420
Fair Value, Inputs, Level 1 [Member] | Private Placement Warrants [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants, liabilities
Fair Value, Inputs, Level 2 [Member] | Public Warrants [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants, liabilities
Fair Value, Inputs, Level 2 [Member] | Private Placement Warrants [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants, liabilities	92,000	143,000
Fair Value, Inputs, Level 3 [Member] | Public Warrants [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants, liabilities
Fair Value, Inputs, Level 3 [Member] | Private Placement Warrants [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrants, liabilities
Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Cash and marketable securities held in trust account	60,198,874	206,879,903
Money Market Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Cash and marketable securities held in trust account
Money Market Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Cash and marketable securities held in trust account